STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions - Employee Awards [Member]	12 Months Ended
Dec. 31, 2015 $ / shares
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 0.60
Stock price on date of grant	$ 0.55
Volatility	151.00%
Risk-free interest rate	0.90%
Expected life (years)	3 years
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Employee Awards, Fair Value Assumptions [Line Items]
Exercise price	$ 3.75
Stock price on date of grant	$ 3.75
Volatility	169.00%
Risk-free interest rate	2.50%
Expected life (years)	10 years